DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of the Fair Value of Open Foreign Exchange Contracts
Foreign exchange forward and		December 31,
options contracts	Balance sheet	2014	2013

Fair value of foreign exchange forward contracts	Other receivables and prepaid expenses	41	325
Fair value of foreign exchange forward contracts	Accrued expenses	(1,497)	-

Total derivatives designated as hedging instruments		(1,456)	$325